Pensions and other post-employment benefits - US Investment Strategies (Details) - United States.	Dec. 31, 2021 plan
Investment strategies
Number of separate trusts in addition to the Master Trust	2
Equity securities
Investment strategies
Investment allocation balance (as a percent)	20.00%
Fixed income securities
Investment strategies
Investment allocation balance (as a percent)	80.00%